Warrants to Purchase Preferred Shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Warrants to Purchase Preferred Shares [Abstract]
WARRANTS TO PURCHASE PREFERRED SHARES

NOTE 4 - WARRANTS TO PURCHASE PREFERRED SHARES:

a.	On January 14, 2022, the Company issued warrants to acquire 47,495 Series A-2 Preferred Shares to various investors, the warrants were issued as part of the converted Simple Agreement for Future Equity (SAFE). These warrants feature an exercise price of $60.783 per share and expired during 2023. As of June 30, 2023, there are 47,495 outstanding warrants. As of June 30, 2024, all warrants are expired.

b.	On May 30, 2023, the Company issued warrants to acquire 21,717 Series A-4 Preferred Shares to various investors, with an exercise price of $24.769 per share and an expiration date of May 30, 2025. Issuance expenses amounted to $3. As of June 30, 2024, there are outstanding warrants of 21,717.

The Company classified the warrants for the purchase of shares of its convertible redeemable preferred shares as a liability in its consolidated balance sheets, as these warrants were freestanding financial instruments which underlying shares are contingently redeemable and, therefore, may obligate the Company to transfer assets at some point in the future. The warrant liability was initially recorded at fair value upon the date of issuance and was subsequently remeasured at fair value at each reporting date. The Company recorded revaluation expenses (income) amounting to $145 and $(3) for the six months periods ended June 30, 2024 and June 30, 2023 , respectively, and revaluation expenses (income) amounting to $64 and $(2) for the three months periods ended June 30, 2024 and June 30, 2023 and accounted for such revaluation expenses as part of its financial (income) expense, net, in the statements of operations (see Note 7).

c.	For conversion of warrants after the reporting period see Note 10(e).

NOTE 8 — WARRANTS TO PURCHASE PREFERRED SHARES:

a.	In connection with the Series A-2 Preferred Shares (see Note 9(b)), the Company issued warrants to acquire 92,953 Series A-2 Preferred Shares to various investors, including 47,495 warrants issued as part of the converted SAFE (see Note 9(b)). These warrants feature an exercise price of $60.783 per share and expired during 2023. As of December 31, 2022, there are 92,953 outstanding warrants. As of December 31, 2023, all warrants are expired.

b.	Concerning the Series A-4 Preferred Shares (see Note 9(b)), the Company issued warrants to acquire 21,717 Series A-4 Preferred Shares to various investors, with an exercise price of $24.769 per share and an expiration date of May 30, 2025. Issuance expenses amounted to $3. As of December 31, 2023, there are outstanding warrants of 21,717. Regarding the warrants issued to the Subsidiary see Note 9(b)(2).

The Company classified the warrants for the purchase of shares of its convertible redeemable preferred shares as a liability in its consolidated balance sheets, as these warrants were freestanding financial instruments which underlying shares are contingently redeemable and, therefore, may obligate the Company to transfer assets at some point in the future. The warrant liability was initially recorded at fair value upon the date of issuance and was subsequently remeasured at fair value at each reporting date. The Company recorded revaluation expenses (income) amounting to $(86) and $1,017 for the years ended 2023 and 2022, respectively, and accounted for such revaluation expenses as part of its financial income (expense), net, in the statements of operations.

For further information in respect of warrants issuance to service provider see Note 11(1).